As filed with the Securities and Exchange Commission on October 23, 2009

File No. 033-51294
File No. 811-7140
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 43	☑

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 45	☑

Van Kampen Series Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
522 Fifth Avenue, New York, New York 10036
(Address of Principal Executive Office)
Registrant’s Telephone Number
(212) 296-6970

STEFANIE CHANG YU, ESQ.
Managing Director
Van Kampen Investments, Inc.
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Copies to:

CHARLES B. TAYLOR, ESQ.
Skadden, Arps, Slate, Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606
(312) 407-0700

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

It is proposed that this filing be effective (Check appropriate box)
     ☐  Immediately upon filing pursuant to paragraph (b)
     ☒  On October 30, 2009 pursuant to paragraph (b)
     ☐  60 days after filing pursuant to paragraph (a)(1)
     ☐  On (date) pursuant to paragraph (a)(1)
     ☐  75 days after filing pursuant to paragraph (a)(2)
     ☐  On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Common Shares, par value $0.001 per share

EXPLANATORY NOTE

This Post-Effective Amendment No. 43 to the Van Kampen Series Fund Inc. (the “Registrant”) Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until October 30, 2009, the effectiveness of Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A, filed with the Commission on August 26, 2009 (“Post-Effective Amendment No. 42”) pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 43 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 42.

Part C: Other Information

Item 23. Exhibits

(a)	(1)	Articles of Amendment and Restatement(10)
	(2)	Articles Supplementary (adding Registrant’s Japanese Equity Fund) to the Amended and Restated Articles of Incorporation(16)
	(3)	Articles Supplementary (adding Registrant’s Global Equity, Emerging Market Debt, and Equity Growth Funds) to the Amended and Restated Articles of Incorporation(18)
	(4)	Articles Supplementary (changing the name of Morgan Stanley Equity Growth to Van Kampen Equity Growth) to the Amended and Restated Articles of Incorporation(24)
	(5)	Articles Supplementary (adding Registrant’s Global Franchise Fund) to the Amended and Restated Articles of Incorporation(24)
	(6)	Articles of Amendment (changing the corporate name from Morgan Stanley Fund, Inc. to Van Kampen Series Fund, Inc.) to the Amended and Restated Articles of Incorporation(25)
	(7)	Articles Supplementary (changing the name of each fund) to the Amended and Restated Articles of Incorporation(25)
	(8)	Articles Supplementary (changing the name of Van Kampen Aggressive Equity Fund to Van Kampen Focus Equity Fund) to the Amended and Restated Articles of Incorporation(27)
	(9)	Articles Supplementary (changing the name of Van Kampen Global Franchise Fund to Van Kampen Tax Managed Global Franchise Fund) to the Amended and Restated Articles of Incorporation(29)
	(10)	Articles Supplementary (changing the name of Van Kampen Global Equity Fund to Van Kampen Global Value Equity Fund and Van Kampen Tax Managed Global Franchise Fund to Van Kampen Global Franchise Fund) to the Amended and Restated Articles of Incorporation(31)
	(11)	Articles Supplementary (changing the name of Van Kampen Worldwide High Income Fund to Van Kampen Emerging Markets Income Fund) to the Amended and Restated Articles of Incorporation(33)
	(12)	Articles Supplementary (adding Class I Shares) to the Amended and Restated Articles of Incorporation(35)
	(13)	Articles Supplementary (representing the termination of the Van Kampen European Value Equity Fund) to the Amended and Restated Articles of Incorporation(36)
	(14)	Articles Supplementary (representing the termination of the Van Kampen International Magnum Fund) to the Amended and Restated Articles of Incorporation(36)
	(15)	Articles Supplementary (representing the termination of the Van Kampen Focus Equity Fund) to the Amended and Restated Articles of Incorporation(36)
	(16)	Articles Supplementary (representing the termination of the Van Kampen Emerging Markets Income Fund) to the Amended and Restated Articles of Incorporation(36)
	(17)	Articles Supplementary (adding Class R Shares To Van Kampen American Value Fund) to the Amended and Restated Articles of Incorporation(39)
(b)		Amended and Restated By-Laws(41)
(c)	(1)	Specimen stock certificates relating to all of the Funds of the Registrant(20)
	(2)	Specimen Class I Shares stock certificates relating to relevant Funds of the Registrant(35)
	(3)	Specimen Class R Shares stock certificate relating to Van Kampen American Value Fund(39)
(d)	(1)	Investment Advisory Agreement(30)
	(2)	Amendment to the Investment Advisory Agreement(36)

	(3)		Investment Sub-Advisory Agreement between Van Kampen Investment Advisory Corp. and Morgan Stanley Investment Management Company(33)
	(4)		Investment Sub-Advisory Agreement between Van Kampen Investment Advisory Corp. and Morgan Stanley Investment Management Limited(33)
	(5)		Investment Sub-Advisory Agreement between Van Kampen Asset Management and Morgan Stanley Investment Management Limited(39)
		(a)	Amendment Number One dated May 20, 2009(42)
	(6)		Investment Sub-Advisory Agreement between Van Kampen Asset Management and Morgan Stanley Investment Management Company(39)
		(a)	Amendment Number One dated May 20, 2009(42)
(e)	(1)		Amended and Restated Distribution and Service Agreement(40)
	(2)		Form of Dealer Agreement(33)
(f)	(1)		Form of Trustee Deferred Compensation Agreement(42)
	(2)		Form of Trustee Retirement Plan(42)
(g)	(1)	(a)	Custodian Contract(33)(32)
		(b)(i)	Amendment dated May 24, 2001 to the Custodian Contract(33)
		(ii)	Amendment dated October 3, 2005 to the Custodian Contract(37)
	(2)		Amended and Restated Transfer Agency and Service Agreement(40)
(h)	(1)		Amended and Restated Legal Services Agreement(41)
	(2)		Amended and Restated Fund Accounting Agreement(42)
(i)	(1)		Opinion of Miles & Stockbridge P.C.(39)
	(2)		Consent of Skadden, Arps, Slate, Meagher & Flom LLP(42)
(j)			Consent of Deloitte & Touche LLP(42)
(k)			Not applicable
(l)			Purchase Agreement(11)
(m)	(1)		Distribution Plan Pursuant to Rule 12b-1:
		(i)	Plan of Distribution for Class A Shares of the American Value, Emerging Markets and Global Equity Allocation(18)
		(ii)	Plan of Distribution of the Japanese Equity, Growth and Income II, Global Value Equity, Emerging Markets Debt, Equity Growth, and Global Franchise Funds(18)
		(iii)	Amended and Restated Plan of Distribution for Class B and Class C Shares of the American Value, Emerging Markets, Global Equity Allocation, Global Value Equity, Emerging Markets Debt, Equity Growth, and Global Franchise Funds(18)
		(iv)	Plan of Distribution for Class B and Class C Shares of the Japanese Equity and Growth and Income II Funds(18)
		(v)	Amended and Restated Plan of Distribution for Class R Shares of the American Value Fund(39)
	(2)		Form of Amended and Restated Service Plan(39)
(n)			Fourth Amended and Restated Multi-Class Plan(41)
(p)	(1)		Code of Ethics of the Investment Adviser and the Distributor(40)
	(2)		Code of Ethics for the Funds(30)
(q)			Power of Attorney(42)
(z)	(1)		List of certain investment companies in response to Item 27(a)(42)
	(2)		List of Officers and Directors of Van Kampen Funds Inc. in response to Item 27(b)(42)

(10)	Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995.

(16)	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 18, 1996.

(18)	Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on December 31, 1996.

(20)	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on August 29, 1997.

(24)	Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on July 1, 1998.

(25)	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on September 28, 1998.

(27)	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 28, 1999.

(29)	Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 33-51294 and 811-7140), as filed with the SEC via EDGAR on March 7, 2000.

(30)	Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 27, 2000.

(31)	Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 33-151294 and 811-7140), as filed with the SEC via EDGAR on October 26, 2001.

(32)	Incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-151294 and 811-7140), as filed with the SEC via EDGAR on October 25, 2002.

(33)	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 33-151294 and 811-7140), as filed with the SEC via EDGAR on October 28, 2003.

(35)	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 27, 2004.

(36)	Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 33-51294 and 811-7140), as filed with the SEC via EDGAR on August 26, 2005.

(37)	Incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 27, 2005.

(39)	Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 20, 2006.

(40)	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 25, 2007.

(41)	Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 28, 2008.

(42)	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on August 26, 2009.

Item 24.	Persons Controlled by or under Common Control with Registrant

See the section entitled “General Information” in the Statement of Additional Information

Item 25. Indemnification

Pursuant to Maryland General Corporate Law (“MGCL”) Code Ann. Article III Section 2-418, a Maryland corporation may provide in its governing instrument for the indemnification of its officers and directors from and against any and all claims and demands whatsoever.

Reference is made to Article Seventh, Section 2 of the Registrant’s Articles of Amendment and Restatement. Article Seventh of the Articles of Amendment and Restatement provides that each officer and director of the Registrant shall be indemnified by the Registrant against all expenses incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, administrative or investigative in which the officer or director may be or may have been involved by reason of being or having been an officer or director, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct Conditional advancing of indemnification monies may be made if the director or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification.

The Registrant has purchased insurance on behalf of its officers and directors protecting such persons from liability arising from their activities as officers or directors of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or directors would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Conditional advancing of indemnification monies may be made if the director or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the director or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefor unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Pursuant to Section 6 of the Distribution Agreement, the Registrant agrees to indemnify, defend and hold Van Kampen Funds Inc. (the “Distributor”), its directors and officers and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending any such claims, demands, or liabilities and any counsel fees incurred in connection therewith arising by reason of any person acquiring any shares, based upon the ground that the Registration Statement, prospectus, shareholder reports or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. The Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. In no case in the indemnity of the Registrant in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Fund or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement. The Registrant’s agreement to indemnify the Distributor, its officers and directors and any such controlling person is expressly conditioned upon the Registrant’s being promptly notified of any action brought against any such persons.

See also “Investment Advisory Agreement” in the Statement of Additional Information.

Item 26.	Business and Other Connections of Investment Adviser and Investment Subadvisers

See “Investment Advisory Services” in each Prospectus and “Investment Advisory Agreements,” “Other Agreements,” and “Directors and Officers” in the Statement of Additional Information for information regarding the business of Van Kampen Asset Management (the “Adviser”). For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser’s current Form ADV (SEC File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

See “Investment Advisory Services” in each Prospectus and “Directors and Officers” and “Investment Advisory Agreements” in the Statement of Additional Information for information regarding the business of Morgan Stanley Investment Management Limited (a “Subadviser”). For information as to the business, profession, vocation and employment of a substantial nature of each of the directors and officers of the Subadviser, reference is made to the Subadviser’s current Form ADV (SEC File No. 801-26847) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

See “Investment Advisory Services” in each Prospectus and “Investment Advisory Agreement,” “Other Agreements” and “Directors and Officers” in the Statement of Additional Information for information regarding the business of Morgan Stanley Investment Management Company (a “Subadviser”). For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Subadviser, reference is made to the Subadviser’s current Form ADV (SEC File No. 801-62173) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

Item 27. Principal Underwriters

(a) The sole principal underwriter is Van Kampen Funds Inc., which acts as principal underwriter for certain investment companies and unit investment trusts. See Exhibit (z)(1) incorporated by reference herein.

(b) The Distributor, which is an affiliated person of the Registrant, is the only principal underwriter for the Registrant. The name, principal business address and position and office with The Distributor of each of its directors and officers are disclosed in Exhibit (z)(2), which is incorporated herein. Except as disclosed under the heading “Directors and Officers” in Part B of this Registration Statement or Exhibit (z)(2), none of such persons has any position or office with the Registrant.

(c) Not applicable; the sole principal underwriter is Van Kampen Funds Inc., an affiliate.

Item 28. Location of Accounts and Records

All accounts, books and other documents of the Registrant required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder to be maintained (i) by the Registrant, will be maintained at its offices located at 1 Parkview Plaza - Suite 100, PO Box 5555, Oakbrook

Terrace, Illinois 60181-5555, or at Van Kampen Investor Services Inc., Harborside Financial Center, Plaza 2, Jersey City, New Jersey 07303-0947, or at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171; (ii) by the Adviser, will be maintained at its offices located at 1 Parkview Plaza - Suite 100, Oakbrook Terrace, Illinois 60181-5555; (iii) by the Subadviser, will be maintained at its offices located at 25 Cabot Square, Canary Wharf, London, England E14 4QA and 23 Church Street, 16-01 Capital Square, Singapore 049481 and (iv) all such accounts, books and other documents required to be maintained by Van Kampen Funds Inc., the principal underwriter, will be maintained at its offices located at 1 Parkview Plaza - Suite 100, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, VAN KAMPEN SERIES FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakbrook Terrace and the State of Illinois, on the 23rd day of October, 2009.

VAN KAMPEN SERIES FUND, INC.

By:	/s/ EDWARD C. WOOD III
Edward C. Wood III, President and Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on October 23, 2009 by the following persons in the capacities indicated.

Signatures	Titles

Principal Executive Officer:

/s/ EDWARD C. WOOD III Edward C. Wood III	President and Principal Executive Officer

Principal Financial Officer:

/s/ STUART N. SCHULDT* Stuart N. Schuldt	Chief Financial Officer and Treasurer

Directors:

/s/ DAVID C. ARCH* David C. Arch	Director

/s/ JERRY D. CHOATE* Jerry D. Choate	Director

/s/ ROD DAMMEYER* Rod Dammeyer	Director

/s/ LINDA HUTTON HEAGY* Linda Hutton Heagy	Director

/s/ R. CRAIG KENNEDY* R. Craig Kennedy	Director

/s/ HOWARD J KERR* Howard J Kerr	Director

/s/ JACK E. NELSON* Jack E. Nelson	Director

/s/ HUGO F. SONNENSCHEIN* Hugo F. Sonnenschein	Director

/s/ WAYNE W. WHALEN* Wayne W. Whalen	Director

Signatures	Titles

/s/ SUZANNE H. WOOLSEY* Suzanne H. Woolsey	Director

* Signed by Elisa Mitchell pursuant to a power of attorney previously filed.

/s/ ELISA MITCHELL Elisa Mitchell Attorney-in-Fact
October 23, 2009